John Hancock Investors Trust
Supplement dated March 21, 2013
to Prospectus Supplement and Base Prospectus Dated March 1, 2013
Prospectus Supplement
In the “Investment Strategy” section on the Front Cover of the Prospectus Supplement, the investment policy stating that “The Fund may invest up to 70% of its total assets in debt securities rated below investment grade, commonly called ‘junk bonds.’” is replaced with the following: “The Fund may invest up to 70% of its net assets (plus borrowings for investment purposes) in debt securities rated below investment grade, commonly called ‘junk bonds.’”
Base Prospectus
In the “Investment Strategy” section on the Front Cover of the Base Prospectus, the investment policy stating that “The Fund may invest up to 70% of its total assets in debt securities rated below investment grade, commonly known as ‘junk bonds.’” is replaced with the following: “The Fund may invest up to 70% of its net assets (plus borrowings for investment purposes) in debt securities rated below investment grade, commonly known as ‘junk bonds.’”
The second paragraph in the “Investment Strategy” section of the Base Prospectus under Prospectus Summary is amended and restated, as follows:
At least 30% of Fund’s total assets will be represented by (a) securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, and (b) cash or cash equivalents. The Fund will invest at least 30% of its net assets (plus borrowings for investment purposes) in debt securities that are rated, at the time of acquisition, investment grade (i.e., at least “Baa” by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB” by Standard & Poor’s Ratings Services (“S&P”)), or in unrated securities determined by the Fund’s Adviser or Subadviser to be of comparable credit quality. The Fund may invest up to 70% of its net assets (plus borrowings for investment purposes) in debt securities that are rated, at the time of acquisition, below investment grade (“junk bonds”) (i.e., rated “Ba” or lower by Moody’s or “BB” or lower by S&P) or in unrated securities determined by the Fund’s Adviser or Subadviser to be of comparable credit quality. Debt securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to the issuer’s ability to pay interest and repay principal and are commonly referred to as “junk bonds” or “high yield securities.” While the Fund focuses on intermediate and longer-term debt securities, the Fund may acquire securities of any maturity and is not subject to any limits as to the average maturity of its overall portfolio.
The second paragraph in the “Investment Strategies” section of the Base Prospectus is amended and restated, as follows:
At least 30% of Fund’s total assets will be represented by (a) securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, and (b) cash or cash equivalents. The Fund will invest at least 30% of its net assets (plus borrowings for investment purposes) in debt securities that are rated, at the time of acquisition, investment grade (i.e., at least “Baa” by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB” by Standard & Poor’s Ratings Services (“S&P”)), or in unrated securities determined by the Fund’s Adviser or Subadviser to be of comparable credit quality. The Fund may invest up to 70% of its net assets (plus borrowings for investment purposes) in debt securities that are rated, at the time of acquisition, below investment grade (“junk bonds”) (i.e., rated “Ba” or lower by Moody’s or “BB” or lower by S&P) or in unrated securities determined by the Fund’s Adviser or Subadviser to be of comparable credit quality. Debt securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to the issuer’s ability to pay interest and repay principal and are commonly referred to as “junk bonds” or “high yield securities.” While the Fund focuses on intermediate and longer-term debt securities, the Fund may acquire securities of any maturity and is not subject to any limits as to the average maturity of its overall portfolio.